Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Forecasted Inflation Rates used in Cash Flow projections (Tables)	12 Months Ended
Dec. 31, 2011
Forecasted Inflation Rates used in Cash Flow projections:
Forecasted Inflation Rates used in Cash Flow projections
Region	2012	2013	2014	2015	2016	2017

Russia	8%	7%	6%	6%	6%	6%
USA	3%	3%	2%	2%	2%	2%
Bulgaria	4%	4%	4%	4%	4%	4%
Romania	4%	4%	4%	4%	4%	4%
Other European countries	2%	2%	2%	2%	2%	2%
Kazakhstan	8%	7%	6%	6%	6%	6%
Ukraine	8%	7%	6%	6%	6%	6%